Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share
Schedule of earnings per share

	For the six months ended
	June 30,
USD per Share	2024	2023
Profit for the period attributable to the Owners of the Group	$81,122,288	$104,541,409
Weighted average number of shares outstanding in the period	32,194,108	32,194,108
Earnings per share, basic and diluted	$2.52	$3.25